First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 8.2%
180,604	APA Group (AUD) (c)	$761,651
40,340	BHP Group Ltd. (AUD) (c)	990,740
47,119	Coles Group Ltd. (AUD) (c)	567,972
49,046	Fortescue Ltd. (AUD) (c)	574,397
110,860	Harvey Norman Holdings Ltd. (AUD) (c)	354,825
12,675	JB Hi-Fi Ltd. (AUD) (c)	790,812
144,254	Medibank Pvt Ltd. (AUD) (c)	355,690
162,427	Metcash Ltd. (AUD) (c)	317,329
8,564	Rio Tinto Ltd. (AUD) (c)	616,788
160,029	Stockland (AUD) (c)	506,973
86,488	Super Retail Group Ltd. (AUD) (c)	833,235
313,951	Ventia Services Group Pty Ltd. (AUD) (c)	738,035
293,259	Vicinity Ltd. (AUD) (c)	397,447
20,934	Wesfarmers Ltd. (AUD) (c)	986,085
10,851	Woodside Energy Group Ltd. (AUD) (c)	165,378
		8,957,357
	Austria — 0.3%
11,703	Wienerberger AG (EUR) (c)	341,634
	Belgium — 0.1%
29,253	Proximus SADP (EUR) (c)	162,062
	Bermuda — 0.2%
15,543	Orient Overseas International Ltd. (HKD) (c)	208,078
	Canada — 2.7%
23,925	ARC Resources Ltd. (CAD)	409,738
75,875	B2Gold Corp. (CAD)	183,246
32,034	Canadian Natural Resources Ltd. (CAD)	973,132
1,097	George Weston Ltd. (CAD)	169,568
18,569	Pembina Pipeline Corp. (CAD)	670,265
14,913	Suncor Energy, Inc. (CAD)	559,539
		2,965,488
	Cayman Islands — 0.6%
123,845	CK Hutchison Holdings Ltd. (HKD) (c)	623,646
	Denmark — 1.7%
235	A.P. Moller - Maersk A/S, Class A (DKK) (c)	347,067
235	AP Moller - Maersk A/S, Class B (DKK) (c)	340,079
13,493	Novo Nordisk A/S, Class B (DKK) (c)	1,139,142
		1,826,288
	Finland — 1.9%
5,528	Elisa Oyj (EUR) (c)	237,948
Shares	Description	Value

	Finland (Continued)
102,575	Nordea Bank Abp (EUR) (c)	$1,220,031
10,739	Orion Oyj, Class B (EUR) (c)	582,787
		2,040,766
	France — 9.1%
27,367	AXA S.A. (EUR) (c)	1,038,225
22,565	BNP Paribas S.A. (EUR) (c)	1,541,406
1,676	Christian Dior SE (EUR) (c)	1,132,590
53,901	Credit Agricole S.A. (EUR) (c)	811,445
437	Hermes International S.C.A. (EUR) (c)	1,229,130
11,142	La Francaise des Jeux SACA (EUR) (c) (d) (e)	423,370
1,247	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	912,060
2,425	Sanofi S.A. (EUR) (c)	263,553
30,426	TotalEnergies SE (EUR) (c)	1,762,640
8,578	Vinci S.A. (EUR) (c)	928,248
		10,042,667
	Germany — 6.1%
5,249	Allianz SE (EUR) (c)	1,711,519
13,671	Bayer AG (EUR) (c)	305,910
7,483	Bayerische Motoren Werke AG (EUR) (c)	607,690
55,246	Deutsche Bank AG (EUR) (c)	1,081,319
18,862	DHL Group (EUR) (c)	679,084
21,334	Fresenius SE & Co. KGaA (EUR) (c) (f)	816,355
1,491	Hapag-Lloyd AG (EUR) (c) (d) (e)	214,829
13,528	Mercedes-Benz Group AG (EUR) (c)	823,044
1,570	SAP SE (EUR) (c)	432,651
		6,672,401
	Greece — 1.1%
24,990	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	62,543
53,278	Hellenic Telecommunications Organization S.A. (EUR) (c)	805,629
22,463	OPAP S.A. (EUR) (c)	385,336
		1,253,508
	Israel — 0.8%
9,276	First International Bank Of Israel (The) Ltd. (ILS) (c)	492,531
66,791	ICL Group Ltd. (ILS) (c)	397,115
		889,646
	Italy — 4.5%
20,883	ACEA S.p.A (EUR) (c)	399,544
17,014	Azimut Holding S.p.A. (EUR) (c)	444,849
42,789	Banca Mediolanum S.p.A (EUR) (c)	574,480

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
83,153	Banca Popolare di Sondrio S.p.A. (EUR) (c)	$767,813
49,745	Eni S.p.A. (EUR) (c)	700,330
75,488	Pirelli & C S.p.A. (EUR) (c) (d) (e)	454,254
46,537	Poste Italiane S.p.A. (EUR) (c) (d) (e)	706,226
68,263	Unipol Assicurazoni S.p.A. (EUR) (c)	925,011
		4,972,507
	Japan — 21.7%
26,700	Advantest Corp. (JPY) (c)	1,476,168
23,700	Bandai Namco Holdings, Inc. (JPY) (c)	587,856
22,800	Chugai Pharmaceutical Co., Ltd. (JPY) (c)	983,023
3,500	Disco Corp. (JPY) (c)	1,012,981
3,400	Fast Retailing Co., Ltd. (JPY) (c)	1,119,815
86,900	Honda Motor Co., Ltd. (JPY) (c)	822,522
6,800	Hoya Corp. (JPY) (c)	913,145
23,700	ITOCHU Corp. (JPY) (c)	1,091,245
594	Japan Metropolitan Fund Invest (JPY) (c)	361,606
33,900	Japan Tobacco, Inc. (JPY) (c)	863,631
23,700	KDDI Corp. (JPY) (c)	789,589
13,400	Mitsui OSK Lines Ltd. (JPY) (c)	455,369
48,000	Mizuho Financial Group, Inc. (JPY) (c)	1,321,719
57,200	MS&AD Insurance Group Holdings, Inc. (JPY) (c)	1,185,980
13,450	Nintendo Co., Ltd. (JPY) (c)	882,383
573,400	Nippon Telegraph & Telephone Corp. (JPY) (c)	564,484
23,400	Nippon Yusen KK (JPY) (c)	734,375
13,400	Niterra Co., Ltd. (JPY) (c)	441,963
16,900	Obic Co., Ltd. (JPY) (c)	504,723
3,400	Oracle Corp Japan (JPY) (c)	310,385
40,200	ORIX Corp. (JPY) (c)	849,138
26,200	Recruit Holdings Co., Ltd. (JPY) (c)	1,828,555
6,800	SCREEN Holdings Co., Ltd. (JPY) (c)	473,840
16,900	Sega Sammy Holdings, Inc. (JPY) (c)	327,099
27,200	Sekisui House Ltd. (JPY) (c)	625,137
10,100	Shinko Electric Industries Co., Ltd. (JPY) (c) (f)	380,835
31,500	Shionogi & Co., Ltd. (JPY) (c)	463,179
341,100	SoftBank Corp. (JPY) (c)	438,744
23,900	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	642,910
Shares	Description	Value

	Japan (Continued)
20,400	Tokyo Gas Co., Ltd. (JPY) (c)	$577,092
34,000	USS Co., Ltd. (JPY) (c)	304,854
13,600	ZOZO, Inc. (JPY) (c)	446,113
		23,780,458
	Jersey — 0.3%
141,104	Man Group PLC (GBP) (c)	372,906
	Luxembourg — 0.4%
104,860	B&M European Value Retail S.A. (GBP) (c)	418,642
	Netherlands — 3.5%
2,053	ASML Holding N.V. (EUR) (c)	1,518,730
1,726	Ferrari N.V. (EUR) (c)	740,512
152,647	Koninklijke KPN N.V. (EUR) (c)	552,356
80,033	Stellantis N.V. (EUR) (c)	1,068,590
		3,880,188
	New Zealand — 0.2%
134,759	Spark New Zealand Ltd. (NZD) (c)	221,045
	Norway — 0.6%
26,214	Equinor ASA (NOK) (c)	631,332
	Portugal — 0.2%
75,735	Navigator (The) Co., S.A. (EUR) (c)	276,756
	Singapore — 1.4%
46,898	Hafnia Ltd. (NOK) (c)	247,148
171,300	Keppel DC REIT (SGD) (c)	276,286
223,000	Singapore Airlines Ltd. (SGD) (c)	1,040,272
		1,563,706
	Spain — 2.1%
106,066	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	1,207,554
30,179	Endesa S.A. (EUR) (c)	668,111
14,097	Logista Integral S.A. (EUR) (c)	425,940
		2,301,605
	Switzerland — 8.6%
27,168	ABB Ltd. (CHF) (c)	1,479,362
27,875	EFG International AG (CHF) (c)	436,099
2,230	Kuehne + Nagel International AG (CHF) (c)	506,729
11,847	Nestle S.A. (CHF) (c)	1,006,292
20,439	Novartis AG (CHF) (c)	2,139,490
1,193	Roche Holding AG (CHF) (c)	375,046
1,681	Roche Holding AG (CHF) (c)	559,026
4,092	Sandoz Group AG (CHF) (c)	195,914
7,086	SGS S.A. (CHF) (c)	688,324
57,902	UBS Group AG (CHF) (c)	2,041,598
		9,427,880

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom — 23.1%
29,922	3i Group PLC (GBP) (c)	$1,437,548
4,810	AstraZeneca PLC (GBP) (c)	675,204
424,508	Barclays PLC (GBP) (c)	1,555,815
73,194	Barratt Redrow PLC (GBP) (c)	410,011
19,488	Big Yellow Group PLC (GBP) (c)	229,805
31,483	BP PLC, ADR	977,862
300,021	BP PLC (GBP) (c)	1,552,091
27,208	British American Tobacco PLC (GBP) (c)	1,079,499
145,761	BT Group PLC (GBP) (c)	255,468
552,957	Centrica PLC (GBP) (c)	971,823
74,354	Evraz PLC (GBP) (c) (f) (g) (h)	0
2,162	GSK PLC (GBP) (c)	37,661
29,749	Hargreaves Lansdown PLC (GBP) (c)	405,415
250,466	HSBC Holdings PLC (GBP) (c)	2,615,887
44,271	IG Group Holdings PLC (GBP) (c)	558,507
31,311	Imperial Brands PLC (GBP) (c)	1,056,042
25,247	Inchcape PLC (GBP) (c)	210,185
47,802	Investec PLC (GBP) (c)	307,111
96,632	J Sainsbury PLC (GBP) (c)	303,496
24,658	Mondi PLC (GBP) (c)	383,818
62,852	National Grid PLC (GBP) (c)	762,470
226,914	NatWest Group PLC (GBP) (c)	1,209,823
133,351	OSB Group PLC (GBP) (c)	693,833
25,209	Reckitt Benckiser Group PLC (GBP) (c)	1,667,033
17,241	Rio Tinto PLC (GBP) (c)	1,038,282
84,844	Safestore Holdings PLC (GBP) (c)	644,272
72,818	Shell PLC (GBP) (c)	2,390,951
282,884	Taylor Wimpey PLC (GBP) (c)	418,949
26,113	Unilever PLC (GBP) (c)	1,495,669
		25,344,530
	Total Common Stocks	109,175,096
	(Cost $94,564,746)
MONEY MARKET FUNDS — 0.1%
83,688	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (i)	83,688
	(Cost $83,688)

	Total Investments — 99.5%	109,258,784
	(Cost $94,648,434)
	Net Other Assets and Liabilities — 0.5%	571,478
	Net Assets — 100.0%	$109,830,262

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $105,231,746 or 95.8% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Financials	25.6%
Consumer Discretionary	15.4
Industrials	11.3
Energy	10.1
Health Care	9.2
Consumer Staples	7.8
Information Technology	5.6
Communication Services	4.5
Materials	4.4
All Other	6.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	29.2%
GBP	23.0
JPY	21.8
CHF	8.6
AUD	8.2
CAD	2.7
DKK	1.7
SGD	1.2
USD	1.0
ILS	0.8
NOK	0.8
HKD	0.8
NZD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 2,965,488	$ 2,965,488	$ —	$ —
United Kingdom	25,344,530	977,862	24,366,668	—**
Other Country Categories*	80,865,078	—	80,865,078	—
Money Market Funds	83,688	83,688	—	—
Total Investments	$109,258,784	$4,027,038	$105,231,746	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Austria — 0.8%
2,132	Raiffeisen Bank International AG (EUR) (c)	$48,220
	Bermuda — 1.9%
2,760	Hiscox Ltd. (GBP) (c)	37,229
2,968	Stolt-Nielsen Ltd. (NOK)	76,831
		114,060
	Denmark — 2.1%
23	A.P. Moller - Maersk A/S, Class A (DKK) (c)	33,968
23	AP Moller - Maersk A/S, Class B (DKK) (c)	33,284
720	Novo Nordisk A/S, Class B (DKK) (c)	60,786
		128,038
	Finland — 3.7%
35,447	Nokia Oyj (EUR) (c)	167,148
816	Orion Oyj, Class B (EUR) (c)	44,283
1,013	TietoEVRY Oyj (EUR) (c)	19,529
		230,960
	France — 12.8%
540	Amundi S.A. (EUR) (c) (d) (e)	38,014
3,106	Bouygues S.A. (EUR) (c)	98,728
2,421	Carrefour S.A. (EUR) (c)	34,493
48	Christian Dior SE (EUR) (c)	32,437
217	Cie de Saint-Gobain S.A. (EUR) (c)	20,349
849	La Francaise des Jeux SACA (EUR) (c) (d) (e)	32,260
217	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	158,715
1,433	Rexel S.A. (EUR) (c)	37,937
255	Sanofi S.A. (EUR) (c)	27,714
1,410	Sodexo S.A. (EUR)	104,146
2,233	TotalEnergies SE (EUR) (c)	129,362
681	Vinci S.A. (EUR) (c)	73,693
		787,848
	Germany — 7.8%
433	Allianz SE (EUR) (c)	141,186
522	Brenntag SE (EUR) (c)	32,844
1,573	DHL Group (EUR) (c)	56,632
1,667	Fresenius SE & Co. KGaA (EUR) (c) (f)	63,789
2,179	Mercedes-Benz Group AG (EUR) (c)	132,570
436	Nemetschek SE (EUR) (c)	52,094
		479,115
	Greece — 2.3%
4,871	Hellenic Telecommunications Organization S.A. (EUR) (c)	73,656
Shares	Description	Value

	Greece (Continued)
4,166	National Bank of Greece S.A. (EUR) (c)	$36,101
1,954	OPAP S.A. (EUR) (c)	33,519
		143,276
	Israel — 0.6%
695	First International Bank Of Israel (The) Ltd. (ILS) (c)	36,903
	Italy — 5.5%
20,560	A2A S.p.A. (EUR) (c)	48,555
1,480	Azimut Holding S.p.A. (EUR) (c)	38,696
10,056	BPER Banca S.p.A. (EUR) (c)	68,503
11,260	Enel S.p.A. (EUR) (c)	80,032
4,701	Eni S.p.A. (EUR) (c)	66,183
10,043	Hera S.p.A. (EUR) (c)	36,726
		338,695
	Jersey — 1.9%
1,808	Experian PLC (GBP) (c)	89,061
10,762	Man Group PLC (GBP) (c)	28,442
		117,503
	Luxembourg — 2.5%
6,944	B&M European Value Retail S.A. (GBP) (c)	27,723
6,851	Tenaris S.A. (EUR) (c)	129,478
		157,201
	Netherlands — 7.9%
330	ASML Holding N.V. (EUR) (c)	244,121
80	Ferrari N.V. (EUR) (c)	34,323
8,856	Stellantis N.V. (EUR) (c)	118,244
495	Wolters Kluwer N.V. (EUR) (c)	89,923
		486,611
	Norway — 0.8%
2,129	Equinor ASA (NOK) (c)	51,274
	Portugal — 1.0%
2,524	Galp Energia SGPS S.A. (EUR) (c)	42,242
5,032	Navigator (The) Co., S.A. (EUR) (c)	18,388
		60,630
	Singapore — 1.3%
14,926	Hafnia Ltd. (NOK) (c)	78,658
	Spain — 4.6%
2,860	Acerinox S.A. (EUR) (c)	28,699
1,491	Amadeus IT Group S.A. (EUR) (c)	109,107
9,455	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	107,645
1,259	Logista Integral S.A. (EUR) (c)	38,041
		283,492

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden — 2.2%
438	Evolution AB (SEK) (c) (d) (e)	$33,603
988	Investor AB, Class A (SEK) (c)	28,152
9,779	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	73,635
		135,390
	Switzerland — 12.6%
163	Kuehne + Nagel International AG (CHF) (c)	37,039
2,128	Nestle S.A. (CHF) (c)	180,754
1,724	Novartis AG (CHF) (c)	180,463
46	Partners Group Holding AG (CHF) (c)	69,881
557	Roche Holding AG (CHF) (c)	175,105
143	Roche Holding AG (CHF) (c)	47,555
422	SGS S.A. (CHF) (c)	40,992
85	Swisscom AG (CHF) (c)	47,833
		779,622
	United Kingdom — 27.6%
2,757	3i Group PLC (GBP) (c)	132,455
498	AstraZeneca PLC (GBP) (c)	69,907
4,858	Auto Trader Group PLC (GBP) (c) (d) (e)	47,316
9,947	Beazley PLC (GBP) (c)	102,705
5,551	BP PLC (GBP) (c)	28,717
2,647	British American Tobacco PLC (GBP) (c)	105,022
32,233	BT Group PLC (GBP) (c)	56,493
483	Diageo PLC (GBP) (c)	14,389
14,499	Drax Group PLC (GBP)	111,908
2,065	Dunelm Group PLC (GBP)	25,296
44,089	Evraz PLC (GBP) (c) (f) (g) (h)	0
5,562	GSK PLC (GBP) (c)	96,887
3,013	Hargreaves Lansdown PLC (GBP) (c)	41,061
7,318	HSBC Holdings PLC (GBP) (c)	76,430
10,705	Inchcape PLC (GBP) (c)	89,121
1,680	Intermediate Capital Group PLC (GBP) (c)	48,953
674	Intertek Group PLC (GBP) (c)	42,508
5,424	National Grid PLC (GBP) (c)	65,800
331	Next PLC (GBP) (c)	40,683
6,125	OSB Group PLC (GBP) (c)	31,869
2,524	RELX PLC (GBP) (c)	125,332
3,975	Shell PLC (GBP) (c)	130,517
17,338	Tesco PLC (GBP) (c)	79,796
2,474	Unilever PLC (GBP) (c)	141,703
		1,704,868
	Total Common Stocks	6,162,364
	(Cost $6,238,111)
Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
74,383	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (i)	$74,383
	(Cost $74,383)

	Total Investments — 101.1%	6,236,747
	(Cost $6,312,494)
	Net Other Assets and Liabilities — (1.1)%	(70,566)
	Net Assets — 100.0%	$6,166,181

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $5,844,183 or 94.8% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of January 31, 2025.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	17.8%
Consumer Discretionary	15.6
Industrials	14.9
Health Care	12.3
Energy	10.5
Information Technology	8.9
Consumer Staples	8.9
Utilities	5.5
Communication Services	3.6
All Other	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	47.9%
GBP	30.3
CHF	12.5
NOK	3.3
SEK	2.2
DKK	2.0
USD	1.2
ILS	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 114,060	$ 76,831	$ 37,229	$ —
France	787,848	104,146	683,702	—
United Kingdom	1,704,868	137,204	1,567,664	—**
Other Country Categories*	3,555,588	—	3,555,588	—
Money Market Funds	74,383	74,383	—	—
Total Investments	$6,236,747	$392,564	$5,844,183	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 94.1%
	Bermuda — 1.0%
190,550	COSCO SHIPPING Ports Ltd. (HKD) (c)	$110,246
12,703	Orient Overseas International Ltd. (HKD) (c)	170,058
		280,304
	Brazil — 5.9%
49,817	Banco do Brasil S.A. (BRL)	235,955
37,049	BB Seguridade Participacoes S.A. (BRL)	244,329
34,270	Fleury S.A. (BRL)	69,431
52,718	JBS S.A. (BRL)	319,697
45,844	Petroleo Brasileiro S.A. (BRL)	326,726
23,011	Suzano S.A. (BRL)	245,582
27,835	Vale S.A. (BRL)	258,010
		1,699,730
	Cayman Islands — 10.9%
53,639	Alibaba Group Holding Ltd. (HKD) (c)	657,962
18,099	ANTA Sports Products Ltd. (HKD) (c)	192,560
82,522	China Medical System Holdings Ltd. (HKD) (c)	74,484
202,755	Fufeng Group Ltd. (HKD) (c)	135,613
265,000	Haidilao International Holding Ltd. (HKD) (c) (d) (e)	497,145
9,097	Meituan, Class B (HKD) (c) (d) (e) (f)	173,139
23,490	Tencent Holdings Ltd. (HKD) (c)	1,235,931
123,133	Topsports International Holdings Ltd. (HKD) (c) (d) (e)	45,550
72,935	Wisdom Marine Lines Co., Ltd. (TWD) (c)	138,182
		3,150,566
	Chile — 1.3%
2,113,272	Banco de Chile (CLP)	261,848
1,714,490	Enel Chile S.A. (CLP)	101,901
		363,749
	China — 2.3%
991,000	Industrial & Commercial Bank of China Ltd., Class H (HKD) (c)	674,550
	Greece — 1.4%
72,800	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	182,198
4,725	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	104,397
7,019	OPAP S.A. (EUR) (c)	120,406
		407,001
Shares	Description	Value

	Hong Kong — 1.8%
91,025	China Merchants Port Holdings Co., Ltd. (HKD) (c)	$154,786
152,815	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d) (e)	102,817
219,545	Lenovo Group Ltd. (HKD) (c)	264,782
		522,385
	India — 22.3%
3,454	Bajaj Finance Ltd. (INR) (c)	313,185
90,080	Bank of Baroda (INR) (c)	220,893
102,770	Bharat Petroleum Corp., Ltd. (INR) (c)	308,353
4,154	Britannia Industries Ltd. (INR) (c)	245,731
43,744	CG Power & Industrial Solutions Ltd. (INR) (c)	319,113
7,363	Eicher Motors Ltd. (INR) (c)	440,514
18,640	HCL Technologies Ltd. (INR) (c)	369,914
10,982	Hindustan Unilever Ltd. (INR) (c)	312,406
38,439	ICICI Bank Ltd. (INR) (c)	553,158
14,896	Indian Railway Catering & Tourism Corp., Ltd. (INR) (c)	140,839
1,576	Infosys Ltd. (INR) (c)	34,293
8,237	InterGlobe Aviation Ltd. (INR) (c) (d) (e) (f)	409,043
4,979	ITC Hotels, Ltd. (INR) (f) (g)	9,367
50,151	ITC Ltd. (INR) (c)	258,385
21,004	LIC Housing Finance Ltd. (INR) (c)	144,448
1,533	LTIMindtree Ltd. (INR) (c) (d) (e)	104,137
41,036	REC Ltd. (INR) (c)	211,716
10,489	Reliance Industries Ltd. (INR) (c)	152,645
50,202	Shriram Finance, Ltd. (INR) (c)	314,075
36,605	State Bank of India (INR) (c)	325,395
18,766	Sun Pharmaceutical Industries Ltd. (INR) (c)	377,068
8,617	Tata Consultancy Services Ltd. (INR) (c)	407,744
7,086	Titan Co., Ltd. (INR) (c)	284,351
37,712	Vedanta Ltd. (INR) (c)	191,357
		6,448,130
	Indonesia — 0.7%
736,198	Alamtri Resources Indonesia Tbk PT (IDR) (c)	105,130
234,434	Indofood Sukses Makmur Tbk PT (IDR)	112,902
		218,032

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Israel — 1.6%
23,583	Bank Hapoalim BM (ILS) (c)	$302,539
27,743	ICL Group Ltd. (ILS) (c)	164,950
		467,489
	Malaysia — 1.8%
86,000	Alliance Bank Malaysia Bhd (MYR) (c)	100,227
128,600	IOI Corp. Bhd (MYR) (c)	107,132
43,400	MISC Bhd (MYR) (c)	70,396
324,800	Sunway Real Estate Investment Trust (MYR) (c)	137,620
89,200	TIME dotCom Bhd (MYR) (c)	92,904
		508,279
	Mexico — 0.6%
31,154	Alsea S.A.B. de C.V. (MXN)	66,376
41,091	Banco del Bajio S.A. (MXN) (d) (e)	93,834
		160,210
	Philippines — 1.4%
66,410	International Container Terminal Services, Inc. (PHP) (c)	396,533
	Poland — 1.6%
5,684	Asseco Poland S.A. (PLN) (c)	164,955
4,946	Bank Handlowy w Warszawie S.A. (PLN) (c)	119,202
14,548	ORLEN S.A. (PLN) (c)	191,827
		475,984
	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (c) (f) (g) (h)	0
23,602	Severstal PAO (RUB) (c) (f) (g) (h)	0
		0
	Saudi Arabia — 0.7%
6,654	SABIC Agri-Nutrients Co. (SAR) (c)	203,997
	Singapore — 1.9%
45,800	Sembcorp Industries Ltd. (SGD) (c)	187,344
78,200	Singapore Airlines Ltd. (SGD) (c)	364,795
		552,139
	South Africa — 1.3%
1,591	Absa Group Ltd. (ZAR)	15,811
18,209	Exxaro Resources Ltd. (ZAR) (c)	170,460
9,226	Kumba Iron Ore Ltd. (ZAR) (c)	191,628
		377,899
	South Korea — 5.8%
1,778	Hyundai Motor Co. (KRW) (c)	250,252
6,051	Kia Corp. (KRW) (c)	422,226
Shares	Description	Value

	South Korea (Continued)
4,604	KT Corp. (KRW) (c)	$151,130
5,917	Meritz Financial Group, Inc. (KRW) (c)	462,835
248	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	183,420
2,465	Samsung SDS Co., Ltd. (KRW) (c)	203,806
		1,673,669
	Taiwan — 21.8%
5,861	Bora Pharmaceuticals Co., Ltd. (TWD) (c)	142,470
32,849	Chicony Electronics Co., Ltd. (TWD) (c)	152,117
62,300	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	386,437
5,690	Global Unichip Corp. (TWD) (c)	225,613
12,433	International Games System Co., Ltd. (TWD) (c)	355,218
5,630	Jentech Precision Industrial Co., Ltd. (TWD) (c)	233,003
16,986	MediaTek, Inc. (TWD) (c)	735,614
15,161	Nan Ya Printed Circuit Board Corp. (TWD) (c)	62,142
19,152	Realtek Semiconductor Corp. (TWD) (c)	315,451
20,693	Sino-American Silicon Products, Inc. (TWD) (c)	73,353
95,409	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	3,184,094
19,963	Tripod Technology Corp. (TWD) (c)	117,083
54,590	Unimicron Technology Corp. (TWD) (c)	227,631
1,532	Wiwynn Corp. (TWD) (c)	100,993
		6,311,219
	Thailand — 3.6%
111,900	Kasikornbank PCL, NVDR (THB) (c)	532,003
109,700	Kasikornbank PCL (THB) (c)	521,543
		1,053,546
	Turkey — 4.4%
224,647	Akbank T.A.S. (TRY) (c)	406,018
77,141	Aksa Enerji Uretim A/S (TRY)	88,449
26,574	Torunlar Gayrimenkul Yatirim Ortakligi A/S (TRY) (c)	44,176

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
86,238	Turkiye Petrol Rafinerileri A/S (TRY) (c)	$339,274
459,188	Yapi ve Kredi Bankasi A/S (TRY) (c)	392,913
		1,270,830
	Total Common Stocks	27,216,241
	(Cost $22,944,376)
EXCHANGE-TRADED FUNDS (a) — 5.9%
	United States — 5.9%
1,058	iShares Core MSCI Emerging Markets ETF	56,064
25,275	iShares MSCI China ETF	1,223,563
5,557	SPDR S&P China ETF	430,679
	Total Exchange-Traded Funds	1,710,306
	(Cost $2,002,654)
MONEY MARKET FUNDS — 0.1%
25,503	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (i)	25,503
	(Cost $25,503)

	Total Investments — 100.1%	28,952,050
	(Cost $24,972,533)
	Net Other Assets and Liabilities — (0.1)%	(26,687)
	Net Assets — 100.0%	$28,925,363

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $24,766,023 or 85.6% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of January 31, 2025.
Forward Foreign Currency Contracts at January 31, 2025:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2025	Sale Value as of 1/31/2025	Unrealized Appreciation (Depreciation)
02/27/2025	SG	USD	3,036,624	TWD	99,000,000	$3,036,624	$3,031,353	$5,271

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NVDR	– Non-Voting Depositary Receipt
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	28.8%
Information Technology	24.1
Consumer Discretionary	10.9
Industrials	9.2
Communication Services	6.3
Energy	5.9
Materials	4.8
Consumer Staples	4.7
Health Care	3.3
All Other	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments‡
TWD	22.3%
INR	22.3
HKD	15.5
USD	6.0
BRL	5.9
KRW	5.8
TRY	4.4
THB	3.6
SGD	1.9
MYR	1.8
PLN	1.6
ILS	1.6
EUR	1.4
PHP	1.4
ZAR	1.3
CLP	1.3
IDR	0.7
SAR	0.7
MXN	0.5
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 1,699,730	$ 1,699,730	$ —	$ —
Chile	363,749	363,749	—	—
India	6,448,130	9,367	6,438,763	—
Indonesia	218,032	112,902	105,130	—
Mexico	160,210	160,210	—	—
Russia	—**	—	—	—**
South Africa	377,899	15,811	362,088	—
Turkey	1,270,830	88,449	1,182,381	—
Other Country Categories*	16,677,661	—	16,677,661	—
Exchange-Traded Funds*	1,710,306	1,710,306	—	—
Money Market Funds	25,503	25,503	—	—
Total Investments	28,952,050	4,186,027	24,766,023	—**
Forward Foreign Currency Contracts	5,271	—	5,271	—
Total	$28,957,321	$4,186,027	$24,771,294	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund III
Additional Information
January 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.